Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill [Abstract]
Schedule of Carrying Value of Goodwill

For the years ended December 31, 2024 and 2025, the changes in the carrying value of goodwill by reporting units are as follows:

RMB

Balance as of January 1, 2024	40,407,135
Additions	54,164,199
Impairment for goodwill of Cook SF	(19,776,660)
Impairment for goodwill of Lin	(3,399,342)
Impairment for goodwill of Lishang	(3,212,770)
Impairment for goodwill of Yuli	(3,496,218)
Impairment for goodwill of Yai’s Thai	(32,498,519)
Impairment for goodwill of Yunmao	(5,549,118)

Balance as of December 31, 2024 and January 1, 2025	26,638,707
Impairment for goodwill of Yai’s Thai	(21,665,680)
Balance as December 31, 2025	4,973,027

Schedule of Impairment for Goodwill

The movement of the impairment for goodwill is as follows:

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at the beginning of the year	-	(6,592,220)	(74,524,847)

Current period provision	(6,592,220)	(67,932,627)	(21,665,680)

Balance at the end of the year	(6,592,220)	(74,524,847)	(96,190,527)